RETIREMENT BENEFIT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS
Schedule of the Group’s retirement benefit obligations

	2019	2018
	$ million	$ million
Funded plans:
UK Plan	75	77
US Plan	27	13
Other plans	(37)	(34)
	65	56
Unfunded plans:
Other plans	(79)	(60)
Retirement healthcare	(16)	(18)
	(30)	(22)
Amount recognised on the balance sheet – liability	(136)	(114)
Amount recognised on the balance sheet – asset	106	92

Reconciliation of benefit obligations and pension assets

			2019			2018
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,410)	1,388	(22)	(1,625)	1,556	(69)
Income statement expense:
Current service cost	(11)	–	(11)	(12)	–	(12)
Past service credit	3	–	3	7	–	7
Interest (expense)/income	(41)	41	–	(40)	40	–
Administration costs and taxes	(2)	–	(2)	(3)	–	(3)
Costs recognised in income statement	(51)	41	(10)	(48)	40	(8)
Re-measurements:
Actuarial gain due to liability experience	5	–	5	6	–	6
Actuarial (loss)/gain due to financial assumptions change	(192)	–	(192)	97	–	97
Actuarial gain due to demographic assumptions	35	–	35	11	–	11
Return on plan assets greater than/(less than) discount rate	–	138	138	–	(103)	(103)
Re-measurements recognised in OCI	(152)	138	(14)	114	(103)	11
Cash:
Employer contributions	–	13	13	–	44	44
Employee contributions	(3)	3	–	(4)	4	–
Benefits paid directly by the Group	2	(2)	–	3	(3)	–
Benefits paid, taxes and administration costs paid from scheme assets	69	(69)	–	100	(100)	–
Net cash	68	(55)	13	99	(55)	44

Exchange movements	(27)	30	3	50	(50)	–
Amount recognised on the balance sheet	(1,572)	1,542	(30)	(1,410)	1,388	(22)
Amount recognised on the balance sheet – liability	(282)	146	(136)	(245)	131	(114)
Amount recognised on the balance sheet – asset	(1,290)	1,396	106	(1,165)	1,257	92

Represented by:

			2019			2018
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(794)	869	75	(718)	795	77
US Plan	(471)	498	27	(424)	437	13
Other Plans	(307)	175	(132)	(268)	156	(112)
Total	(1,572)	1,542	(30)	(1,410)	1,388	(22)

Market value of the US, UK and Other Plans assets

	2019	2018	2017
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	3	2	8
Equity securities	103	127	235
Other bonds	44	41	43
Short dated credit fund	119	–	–
Liability driven investments	264	246	192
Diversified growth funds	97	138	152
	630	554	630
Other assets:
Insurance contract	239	241	277
Market value of assets	869	795	907
US Plan:
Assets with a quoted market price:
Equity securities	50	79	88
Government bonds – fixed interest	152	91	201
Corporate bonds	296	267	201
Market value of assets	498	437	490
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	4	2	4
Equity securities	47	42	43
Government bonds – fixed interest	6	3	4
Government bonds – index linked	4	3	3
Corporate and other bonds	10	13	11
Insurance contracts	41	34	36
Property	25	20	19
Other quoted securities	5	4	2
	142	121	122
Other assets:
Insurance contracts	33	35	37
Market value of assets	175	156	159
Total market value of assets	1,542	1,388	1,556

Defined benefit pension costs charged for the UK and US Plans

	2019		2018		2017
	UK Plan	US Plan	UK Plan	US Plan	UK Plan	US Plan
	$ million	$ million	$ million	$ million	$ million	$ million
Service cost	–	–	–	–	–	–
Past service cost	–	–	–	–	–	–
Settlement loss	–	–	–	–	–	–
Net interest income, administration and taxes	(1)	–	–	–	1	2
	(1)	–	–	–	1	2

Principal actuarial assumptions

	2019	2018	2017
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	1.9	2.7	2.4
Future salary increases	n/a	n/a	n/a
Future pension increases	3.0	3.2	3.2
Inflation (RPI)	3.0	3.2	3.2
Inflation (CPI)	2.2	2.2	2.2
US Plan:
Discount rate	3.2	4.2	3.5
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2019	2018	2017
	years	years	years
Life expectancy at age 60
UK Plan:
Males	27.5	28.9	28.8
Females	30.0	30.4	30.3
US Plan:
Males	25.0	24.9	25.2
Females	27.2	27.1	27.4
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	29.0	31.1	31.0
Females	31.4	31.9	31.8
US Plan:
Males	25.2	25.1	25.5
Females	27.8	27.7	28.0

Sensitivity analysis

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1 yr	-50bps/-1yr
UK Plan:
Discount rate	-69.0	79.0	-2.0	1.0
Inflation	74.0	-66.0	1.0	-1.0
Mortality	35.0	-34.0	–	-1.0
US Plan:
Discount rate	-24.0	27.0	-1.0	1.0
Mortality	12.0	-13.0	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA-rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the Plan’s exposure to return-seeking assets.

Longevity risk

The present value of the plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.